Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Financing Receivable, Allowance for Credit Loss [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Provision for losses	$25	(1,509)	(29)	297	(1,216)
Charge-offs	(1)	0	(107)	(880)	(988)
Recoveries	0	1,700	21	361	2,082
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Provision for losses	$173	2,938	(63)	(349)	2,699
Charge-offs	0	(730)	(84)	(8)	(822)
Recoveries	0	27	29	202	258
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Allocated to:
Specific reserves	$62	451	119	93	725
General reserves	795	4,609	1,388	1,047	7,839
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Allocated to:
Specific reserves	$29	95	100	14	238
General reserves	1,001	7,200	1,289	971	10,461
Balance, December 31, 2020	$1,030	7,295	1,389	985	10,699

Loans receivable at December 31, 2019:
Individually reviewed for impairment	$974	1,166	976	735	3,851
Collectively reviewed for impairment	119,090	349,029	68,973	63,492	600,584
Ending balance	$120,064	350,195	69,949	64,227	604,435

Loans receivable at December 31, 2020:
Individually reviewed for impairment	$857	1,484	750	35	3,126
Collectively reviewed for impairment	134,166	379,220	54,641	82,638	650,665
Ending balance	$135,023	380,704	55,391	82,673	653,791

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2020
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,219	2,845	29	0	4,093	130,930	135,023
Commercial real estate:
Real estate rental and leasing	8,065	3,483	0	0	11,548	190,852	202,400
Other	8,774	9,750	0	0	18,524	159,780	178,304
Consumer	0	600	132	18	750	54,641	55,391
Commercial business	1,968	2,482	0	0	4,450	78,223	82,673
	$20,026	19,160	161	18	39,365	614,426	653,791

	December 31, 2019
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,118	1,765	35	0	2,918	117,146	120,064
Commercial real estate:
Real estate rental and leasing	3,489	9,114	0	0	12,603	179,899	192,502
Other	4,451	5,253	0	0	9,704	147,989	157,693
Consumer	0	842	69	65	976	68,973	69,949
Commercial business	5,710	2,516	0	0	8,226	56,001	64,227
	$14,768	19,490	104	65	34,427	570,008	604,435

Financing Receivable, Past Due [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2020
Single family	$626	38	298	962	134,061	135,023	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	202,400	202,400	0
Other	0	0	0	0	178,304	178,304	0
Consumer	458	66	279	803	54,588	55,391	0
Commercial business	0	0	0	0	82,673	82,673	0
	$1,084	104	577	1,765	652,026	653,791	0
2019
Single family	$786	77	59	922	119,142	120,064	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	192,502	192,502	0
Other	0	0	0	0	157,693	157,693	0
Consumer	527	31	206	764	69,185	69,949	0
Commercial business	147	13	550	710	63,517	64,227
	$1,460	121	815	2,396	602,039	604,435	0

Impaired Financing Receivables [Table Text Block]
	December 31, 2020
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interes t Income Recognized
Loans with no related allowance recorded:
Single family	$740	759	0	616	34
Commercial real estate:
Real estate rental and leasing	932	1,582	0	580	33
Other	211	211	0	314	2
Consumer	574	574	0	626	10
Commercial business	0	0	0	2	0

Loans with an allowance recorded:
Single family	117	117	29	242	0
Commercial real estate:
Real estate rental and leasing	166	166	5	175	0
Other	175	175	90	425	10
Consumer	176	176	100	170	6
Commercial business	35	586	14	200	2

Total:
Single family	857	876	29	858	34
Commercial real estate:
Real estate rental and leasing	1,098	1,748	5	755	33
Other	386	386	90	739	12
Consumer	750	750	100	796	16
Commercial business	35	586	14	202	2
	$3,126	4,346	238	3,350	97

	December 31, 2019
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$544	563	0	508	33
Commercial real estate:
Other	0	0	0	10	0
Consumer	781	781	0	580	26

Loans with an allowance recorded:
Single family	430	430	62	633	3
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,048	71
Consumer	195	195	119	231	14
Commercial business	735	1,287	93	476	24

Total:
Single family	974	993	62	1,141	36
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,058	71
Consumer	976	976	119	811	40
Commercial business	735	1,287	93	476	24
	$3,851	4,422	725	3,679	171

Financing Receivable, Nonaccrual [Table Text Block]
(Dollars in thousands)	2020	2019
Single family	$502	617
Commercial real estate:
Real estate rental and leasing	1,098	184
Other	386	0
Consumer	689	659
Commercial business	9	621
	$2,684	2,081

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
(Dollars in thousands)	2020	2019
Single family	$612	623
Commercial real estate:
Other	211	983
Consumer	630	745
Commercial business	25	114
	$1,478	2,465

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 2020			Year ended December 31, 2019
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	1	$94	101	4	$215	220
Commercial real estate:
Other	2	293	293	0	0	0
Consumer	0	0	0	10	371	371
Total	3	$387	394	14	$586	591